Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies:

The accounting policies followed in the preparation of these unaudited interim Consolidated Financial Statements are consistent with those applied in the preparation of the Company’s Consolidated Financial Statements for the year ended December 31, 2025. See Note 2 to the Company’s Consolidated Financial Statements included in the 2025 Annual Report. There were no material changes to these accounting policies during the six months ended June 30, 2026.

Cash and cash equivalents and restricted cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported in the Consolidated Balance Sheet as of December 31, 2025 and the accompanying unaudited interim Consolidated Balance Sheet as of June 30, 2026 to the corresponding amounts reported in the Consolidated Statement of Cash Flows for the year ended December 31, 2025 and the accompanying unaudited interim Consolidated Statement of Cash Flows for the six months ended June 30, 2026, respectively.

	December 31,	June 30,
	2025	2026
Cash and cash equivalents	$35,555	$58,153
Restricted cash	1,350	1,350
Total cash and cash equivalents and restricted cash	$36,905	$59,503